LEASES (Tables)	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of operating lease related assets and liabilities

	June 30, 2024	June 30, 2023
Operating lease right-of-use assets	$770,402	1,011,038
Operating lease right-of-use assets, accumulated amortization	(74,831)	(608,615)
Operating lease right-of-use assets, net	$695,571	402,423

Operating lease liabilities, current	336,046	387,118
Operating lease liabilities, non-current	351,856	12,174
Total operating lease liabilities	$687,902	399,292

Schedule of minimum lease payments

Year ended June 30,	Amount
2025	$359,119
2026	356,803
2027	2,317
Total undiscounted future minimum lease payments	718,239
Less: Amounts representing interest	30,337
Total present value of operating lease liabilities	687,902
Less: current portion of operating lease liabilities	336,046
Non-current portion of operating lease liabilities	$351,856